Schedule of reconciliation between tax expense and corporate tax rate (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Notes and other explanatory information [abstract]
Profit/(loss) before tax	$ 261,561	$ 336,342	$ (316,643)
Income tax using the statutory tax rate of 17% (2024: 17%)	44,465
- Tax effect of items not separately disclosed	92,314
Income tax (benefit)/expense recognized in profit or loss	$ 136,779	$ 175,884	$ 388